Employee Benefits, Defined Benefit Obligation (DBO), Plan Assets for Pension and Other Benefit Obligation Plans (Details) - MXN ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Obligation, Plan Assets for Pension and Other Benefit Plans [Abstract]
Defined benefit obligation and plan assets	$ 194,736,079	$ 157,866,603	$ 134,420,606	$ 128,400,391
Reportable Segments [Member]
Defined Benefit Obligation, Plan Assets for Pension and Other Benefit Plans [Abstract]
Defined benefit obligation and plan assets	194,453,982	157,573,696
Reportable Segments [Member] | Mexico [Member]
Defined Benefit Obligation, Plan Assets for Pension and Other Benefit Plans [Abstract]
Defined benefit obligation and plan assets	183,297,577	143,699,214
Reportable Segments [Member] | Puerto Rico [Member]
Defined Benefit Obligation, Plan Assets for Pension and Other Benefit Plans [Abstract]
Defined benefit obligation and plan assets	4,446,433	6,954,741
Reportable Segments [Member] | Brazil [Member]
Defined Benefit Obligation, Plan Assets for Pension and Other Benefit Plans [Abstract]
Defined benefit obligation and plan assets	3,644,118	3,540,352
Reportable Segments [Member] | Europe [Member]
Defined Benefit Obligation, Plan Assets for Pension and Other Benefit Plans [Abstract]
Defined benefit obligation and plan assets	3,065,854	3,379,389
DBO [Member]
Defined Benefit Obligation, Plan Assets for Pension and Other Benefit Plans [Abstract]
Defined benefit obligation and plan assets	380,911,820	343,421,367	334,458,153	330,862,941
DBO [Member] | Reportable Segments [Member]
Defined Benefit Obligation, Plan Assets for Pension and Other Benefit Plans [Abstract]
Defined benefit obligation and plan assets	380,629,723	343,128,460
DBO [Member] | Reportable Segments [Member] | Mexico [Member]
Defined Benefit Obligation, Plan Assets for Pension and Other Benefit Plans [Abstract]
Defined benefit obligation and plan assets	343,620,613	303,027,238
DBO [Member] | Reportable Segments [Member] | Puerto Rico [Member]
Defined Benefit Obligation, Plan Assets for Pension and Other Benefit Plans [Abstract]
Defined benefit obligation and plan assets	21,444,857	24,608,173
DBO [Member] | Reportable Segments [Member] | Brazil [Member]
Defined Benefit Obligation, Plan Assets for Pension and Other Benefit Plans [Abstract]
Defined benefit obligation and plan assets	12,498,399	12,113,660
DBO [Member] | Reportable Segments [Member] | Europe [Member]
Defined Benefit Obligation, Plan Assets for Pension and Other Benefit Plans [Abstract]
Defined benefit obligation and plan assets	3,065,854	3,379,389
Plan Assets [Member]
Defined Benefit Obligation, Plan Assets for Pension and Other Benefit Plans [Abstract]
Defined benefit obligation and plan assets	(190,156,412)	(190,035,808)	(204,092,587)	(208,526,619)
Plan Assets [Member] | Reportable Segments [Member]
Defined Benefit Obligation, Plan Assets for Pension and Other Benefit Plans [Abstract]
Defined benefit obligation and plan assets	(190,156,412)	(190,035,808)
Plan Assets [Member] | Reportable Segments [Member] | Mexico [Member]
Defined Benefit Obligation, Plan Assets for Pension and Other Benefit Plans [Abstract]
Defined benefit obligation and plan assets	(160,323,036)	(159,328,024)
Plan Assets [Member] | Reportable Segments [Member] | Puerto Rico [Member]
Defined Benefit Obligation, Plan Assets for Pension and Other Benefit Plans [Abstract]
Defined benefit obligation and plan assets	(16,998,424)	(17,653,432)
Plan Assets [Member] | Reportable Segments [Member] | Brazil [Member]
Defined Benefit Obligation, Plan Assets for Pension and Other Benefit Plans [Abstract]
Defined benefit obligation and plan assets	(12,834,952)	(13,054,352)
Plan Assets [Member] | Reportable Segments [Member] | Europe [Member]
Defined Benefit Obligation, Plan Assets for Pension and Other Benefit Plans [Abstract]
Defined benefit obligation and plan assets	0	0
Effect of Asset Ceiling [Member]
Defined Benefit Obligation, Plan Assets for Pension and Other Benefit Plans [Abstract]
Defined benefit obligation and plan assets	3,980,671	4,481,044	$ 4,055,040	$ 6,064,069
Effect of Asset Ceiling [Member] | Reportable Segments [Member]
Defined Benefit Obligation, Plan Assets for Pension and Other Benefit Plans [Abstract]
Defined benefit obligation and plan assets	3,980,671	4,481,044
Effect of Asset Ceiling [Member] | Reportable Segments [Member] | Mexico [Member]
Defined Benefit Obligation, Plan Assets for Pension and Other Benefit Plans [Abstract]
Defined benefit obligation and plan assets	0	0
Effect of Asset Ceiling [Member] | Reportable Segments [Member] | Puerto Rico [Member]
Defined Benefit Obligation, Plan Assets for Pension and Other Benefit Plans [Abstract]
Defined benefit obligation and plan assets	0	0
Effect of Asset Ceiling [Member] | Reportable Segments [Member] | Brazil [Member]
Defined Benefit Obligation, Plan Assets for Pension and Other Benefit Plans [Abstract]
Defined benefit obligation and plan assets	3,980,671	4,481,044
Effect of Asset Ceiling [Member] | Reportable Segments [Member] | Europe [Member]
Defined Benefit Obligation, Plan Assets for Pension and Other Benefit Plans [Abstract]
Defined benefit obligation and plan assets	$ 0	$ 0